Outstanding Loans and Leases - Commerical Loans - Impaired Loans (Details) (Commercial Portfolio Segment, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Impaired [Line Items]
Real estate acquired through foreclosure	$ 67	$ 90
U.S. Commercial
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
With no recorded allowance	668	609
With an allowance recorded	1,139	1,581
Total	1,807	2,190
Impaired Financing Receivable, Recorded Investment [Abstract]
With no recorded allowance	650	577
With an allowance recorded	839	1,262
Total	1,489	1,839
Related Allowance	75	164
Impaired Financing Receivable, Average Recorded Investment [Abstract]
With no recorded allowance	546	442	588
With an allowance recorded	1,198	1,553	2,104
Total	1,744	1,995	2,692
Impaired Financing Receivable, Interest Income, Accrual and Cash Basis Method [Abstract]
With no recorded allowance	12	6	9
With an allowance recorded	51	47	55
Total	63	53	64
Non United States
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
With no recorded allowance	0	10
With an allowance recorded	47	254
Total	47	264
Impaired Financing Receivable, Recorded Investment [Abstract]
With no recorded allowance	0	10
With an allowance recorded	44	64
Total	44	74
Related Allowance	1	16
Impaired Financing Receivable, Average Recorded Investment [Abstract]
With no recorded allowance	15	28	104
With an allowance recorded	52	109	77
Total	67	137	181
Impaired Financing Receivable, Interest Income, Accrual and Cash Basis Method [Abstract]
With no recorded allowance	0	0	0
With an allowance recorded	3	5	4
Total	3	5	4
Commercial Real Estate
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
With no recorded allowance	60	254
With an allowance recorded	678	1,066
Total	738	1,320
Impaired Financing Receivable, Recorded Investment [Abstract]
With no recorded allowance	48	228
With an allowance recorded	495	731
Total	543	959
Related Allowance	48	61
Impaired Financing Receivable, Average Recorded Investment [Abstract]
With no recorded allowance	166	269	1,119
With an allowance recorded	632	1,148	2,126
Total	798	1,417	3,245
Impaired Financing Receivable, Interest Income, Accrual and Cash Basis Method [Abstract]
With no recorded allowance	3	3	3
With an allowance recorded	16	28	29
Total	19	31	32
Small Business Commercial
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
With an allowance recorded	133	186
Total	133	186
Impaired Financing Receivable, Recorded Investment [Abstract]
With an allowance recorded	122	176
Total	122	176
Related Allowance	35	36
Impaired Financing Receivable, Average Recorded Investment [Abstract]
With an allowance recorded	151	236	409
Total	151	236	409
Impaired Financing Receivable, Interest Income, Accrual and Cash Basis Method [Abstract]
With an allowance recorded	3	6	13
Total	$ 3	$ 6	$ 13